Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 137,996	$ 21,149	¥ 281,166
Restricted cash	511	78	1,816
Short-term investments	91,049	13,954	269,643
Accounts receivable, net	5,892	903	7,360
Prepayments and other current assets	58,272	8,931	86,787
Total current assets	293,720	45,015	646,772
Non-current assets:
Property and equipment, net	30,074	4,609	71,637
Investment in equity fund	5,711	875	5,919
Intangible assets, net	14,341	2,198	15,541
Operating lease right-of-use assets, net	82,488	12,642	155,525
Other non-current assets	5,866	899	8,447
Deferred tax assets	13,547	2,076	15,336
Total non-current assets	152,027	23,299	272,405
Total assets	445,747	68,314	919,177
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 91,896 and RMB 50,443 as of December 31, 2019 and 2020, respectively)	83,576	12,809	137,684
Deferred revenue, current (including deferred revenue, current of the VIEs without recourse to the Company of RMB 695,971 and RMB 689,325 as of December 31, 2019 and 2020, respectively)	689,325	105,644	695,971
Salary and welfare payable (including salary and welfare payable of the VIEs without recourse to the Company of RMB 73,946 and RMB 56,946 as of December 31, 2019 and 2020, respectively)	132,433	20,296	153,969
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB 46,823 and RMB 48,058 as of December 31, 2019 and 2020, respectively)	77,327	11,851	74,340
Operating lease liability, current (including operating lease liability, current of the VIEs without recourse to the Company of RMB 29,119 and RMB 19,465 as of December 31, 2019 and 2020, respectively)	31,845	4,880	37,009
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIEs without recourse to the Company of RMB 11,938 and RMB 16,405 as of December 31, 2019 and 2020, respectively)	19,382	2,970	15,444
Total current liabilities	1,033,888	158,450	1,114,417
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the VIEs without recourse to the Company of nil and RMB 56,905 as of December 31, 2019 and December 31, 2020)	56,905	8,721
Operating lease liability, non-current (including operating lease liability, non-current of the VIEs without recourse to the Company of RMB 83,282 and RMB 32,933 as of December 31, 2019 and 2020, respectively)	56,903	8,721	117,124
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB 1,000 and RMB 2,380 as of December 31, 2019 and 2020, respectively)	10,614	1,627	12,441
Total non-current liabilities	124,422	19,069	129,565
Total liabilities	1,158,310	177,519	1,243,982
Shareholders' deficit:
Subscriptions receivable from founding shareholders	(201)	(31)	(122)	$ (17)
Treasury stock (US$0.001 par value; 591,200 and 781,011 shares as of December 31, 2019 and December 31, 2020, respectively)	(15,327)	(2,349)	(10,730)
Additional paid-in capital	1,198,852	183,732	1,167,884
Accumulated other comprehensive income	10,256	1,572	29,483
Accumulated deficit	(1,906,476)	(292,180)	(1,511,649)
Total shareholders' deficit	(712,563)	(109,205)	(324,805)		¥ 218,894	¥ (447,987)
Total liabilities and shareholders' deficit	445,747	68,314	919,177
Class A Ordinary Shares [Member]
Shareholders' deficit:
Ordinary shares	212	32	208
Class B Ordinary Shares [Member]
Shareholders' deficit:
Ordinary shares	¥ 121	$ 19	¥ 121